Accounts Receivable	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Credit Loss [Abstract]
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable at December 31, 2021 and June 30, 2021 consisted of the following:

	December 31,	June 30,
	2021	2021
Accounts receivable – third parties	$32,800	$35,466
Less:
Allowance for discounts	—	(875)
Accounts receivable, net	$32,800	$34,591

For the six months ended December 31, 2021 and 2020, bad debt expense (recovery), was $2,275 and $0, respectively.

Note 5– Accounts Receivable

Accounts receivable at June 30, 2021 and 2020 consisted of the following:

	June 30,	June 30,
	2021	2020
Accounts receivable – third parties	$35,466	$—
Less:
Allowance for discounts	(875)	—
Accounts receivable, net	$34,591	$—

For the years ended June 30, 2021 and 2020, bad debt expense (recovery), was $0 and $0, respectively.